Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2013
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(2.917)	$1.346	$(1.571)	$-	$(1.571)
Reclassification adjustments	25.449	(7.393)	18.056	-	18.056
Total other comprehensive income (loss) relating to cash flow hedges	22.532	(6.047)	16.485	-	16.485
Foreign currency translation adjustment	(112.395)	-	(112.395)	(2.044)	(114.439)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	39.571	(17.828)	21.743	-	21.743
Reclassification adjustments	25.418	(9.725)	15.693	-	15.693
Total other comprehensive income (loss) relating to defined benefit pension plans	64.989	(27.553)	37.436	-	37.436
Other comprehensive income (loss)	$(24.874)	$(33.600)	$(58.474)	$(2.044)	$(60.518)

Year ended December 31, 2014
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(3.573)	$1.417	$(2.156)	$-	$(2.156)
Reclassification adjustments	29.120	(8.385)	20.735	-	20.735
Total other comprehensive income (loss) relating to cash flow hedges	25.547	(6.968)	18.579	-	18.579
Foreign currency translation adjustment	(415.703)	-	(415.703)	(6.086)	(421.789)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(232.308)	81.476	(150.832)	-	(150.832)
Reclassification adjustments	17.147	(6.347)	10.800	-	10.800
Total other comprehensive income (loss) relating to defined benefit pension plans	(215.161)	75.129	(140.032)	-	(140.032)
Other comprehensive income (loss)	$(605.317)	$68.161	$(537.156)	$(6.086)	$(543.242)

Year ended December 31, 2015
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$19.635	$(6.154)	$13.481	$-	$13.481
Reclassification adjustments	40.496	(10.914)	29.582	-	29.582
Total other comprehensive income (loss) relating to cash flow hedges	60.131	(17.068)	43.063	-	43.063
Foreign currency translation adjustment	(348.543)	-	(348.543)	(4.961)	(353.504)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	49.304	(14.148)	35.156	-	35.156
Reclassification adjustments	34.623	(12.851)	21.772	-	21.772
Total other comprehensive income (loss) relating to defined benefit pension plans	83.927	(26.999)	56.928	-	56.928
Other comprehensive income (loss)	$(204.485)	$(44.067)	$(248.552)	$(4.961)	$(253.513)